Stockholders' Deficit (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Aug. 10, 2020	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Stock issued during the period services, value		$ 115,000
Common stock, shares authorized		599,999,000		599,999,000	599,999,000
Common stock, par value		$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued		358,525,256		108,525,256	108,525,256
Common stock, shares outstanding		358,525,256		108,525,256	108,525,256
Preferred stock, shares authorized		1,000		1,000	1,000
Preferred, par value		$ 0.001		$ 0.001	$ 0.001
Preferred, shares issued		1,000		1,000	0
Preferred, shares outstanding		1,000		1,000	0
Barbara McIntyre Bauman [Member]
Preferred stock voting rights		The Series A Preferred Stock entitle holder to 1,000,000 votes per share on all shareholder matters and has no conversion rights.
Stock issued during the period services	250,000,000	250,000,000
Stock issued during the period services, value	$ 135,000	$ 135,000
Series A Preferred Stock [Member] | Barbara McIntyre Bauman [Member]
Stock issued during the period			1,000	1,000
Repayment of the related party debt			$ 540	$ 540
Preferred stock voting rights				The holder of Series A Preferred shall be entitled to 1,000,000 votes per share.